UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address: 1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty Oakville, Ontario, Canada Feb. 4/07
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total:  $741,634

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number       Name

1            028-11931                  Old Mutual (US) Holdings Inc.

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
Name of                       Title of                    Value    Shares or Sh/ Put/ Investment Other        Voting Authority
Issuer                        Class            Cusip      $000's   Prn Amt   Prn Call Discretion Managers   Sole   Shared   None

ACTIVISION INC NEW            COM NEW          004930202   $ 1,363    79,072 Shs      DEFINED    1        79,072
ALCAN INC.                    COM              013716105  $ 24,429   501,420 Shs      DEFINED    1       501,420
ALCATEL-LUCENT                SPON ADR         013904305   $ 1,116    78,500 Shs      DEFINED    1        78,500
AON CORP                      COM              037389103   $ 5,675   160,600 Shs      DEFINED    1       160,600
AXA                           SPON ADR         054536107   $ 2,509    62,210 Shs      DEFINED    1        62,210
BANK OF AMERICA CORPORATION   COM              060505104   $ 8,270   154,916 Shs      DEFINED    1       154,916
BANK MONTREAL QUE             COM              063671101  $ 40,318   680,980 Shs      DEFINED    1       680,980
BANK NOVA SCOTIA HALIFAX      COM              064149107  $ 33,945   759,290 Shs      DEFINED    1       759,290
BARCLAYS PLC                  SPON ADR         06738e204   $ 3,837    66,000 Shs      DEFINED    1        66,000
BARRICK GOLD INC.             COM              067901108  $ 28,277   920,641 Shs      DEFINED    1       920,641
BASF A G                      SPON ADR         055262505      $ 29       300 Shs      DEFINED    1           300
BCE INC                       COM              05534B109  $ 24,107   894,741 Shs      DEFINED    1       894,741
BP PLC                        SPON ADR         055622104   $ 1,382    20,600 Shs      DEFINED    1        20,600
BT GROUP PLC                  SPON ADR         05577E101   $ 3,539    70,000 Shs      DEFINED    1        70,000
CAE INC                       COM              124765108  $ 13,049 1,414,624 Shs      DEFINED    1     1,414,624
CAMECO  CORP.                 COM              13321L108  $ 27,857   611,910 Shs      DEFINED    1       611,910
CDN IMPERIAL BANK OF COMMERCE COM              136069101   $ 7,240    85,830 Shs      DEFINED    1        85,830
CANADIAN PAC RY LTD.          COM              13645T100  $ 20,252   384,400 Shs      DEFINED    1       384,400
CHEVRON                       COM              166764100   $ 5,676    77,200 Shs      DEFINED    1        77,200
COCA COLA CO                  COM              191216100   $ 3,850    79,800 Shs      DEFINED    1        79,800
COMMERCE BANCORP INC NJ       COM              200519106   $ 3,291    93,300 Shs      DEFINED    1        93,300
DANAHER CORP DEL              COM              235851102   $ 3,837    52,980 Shs      DEFINED    1        52,980
DELL INC.                     COM              24702R101   $ 4,647   185,200 Shs      DEFINED    1       185,200
DOMTAR INC                    COM              257561100  $ 19,205 2,272,300 Shs      DEFINED    1     2,272,300
DOW CHEMICAL                  COM              260543103   $ 3,415    85,590 Shs      DEFINED    1        85,590
DU PONT E I DE NEMOURS & CO   COM              263534109   $ 4,228    86,800 Shs      DEFINED    1        86,800
FIFTH THIRD BANCORP.          COM              316773100   $ 5,924   144,750 Shs      DEFINED    1       144,750
FRANCE TELECOM SA             SPON ADR         35177Q105   $ 3,715   134,100 Shs      DEFINED    1       134,100
GLAXOSMITHKLINE PLC           SPON ADR         37733W105   $ 1,462    27,720 Shs      DEFINED    1        27,720
HONEYWELL INTL INC            COM              438516106   $ 4,684   103,530 Shs      DEFINED    1       103,530
HSBC HLDGS PLC                SPON ADR NEW     404280406   $ 5,208    56,835 Shs      DEFINED    1        56,835
IAMGOLD CORP                  COM              450913108  $ 18,385 2,076,200 Shs      DEFINED    1     2,076,200
IMPERIAL OIL LTD              COM NEW          453038408  $ 18,187   493,710 Shs      DEFINED    1       493,710
ING GROEP N V                 SPON ADR         456837103   $ 1,687    38,190 Shs      DEFINED    1        38,190
JP MORGAN CHASE & CO.         COM              46625H100   $ 6,293   130,300 Shs      DEFINED    1       130,300
JOHNSON & JOHNSON             COM              478160104   $ 7,931   120,140 Shs      DEFINED    1       120,140
KINROSS GOLD CORP             COM NO PAR       496902404  $ 16,956 1,429,900 Shs      DEFINED    1     1,429,900
LOWES COMPANIES INC.          COM              548661107   $ 4,448   142,800 Shs      DEFINED    1       142,800
MAGNA INTL INC                CL A             559222401  $ 17,567   218,090 Shs      DEFINED    1       218,090
MANULIFE FINL CORP            COM              56501R106  $ 20,708   613,300 Shs      DEFINED    1       613,300
MATSUSHITA ELEC INDL          SPONS ADR        576879209   $ 1,458    72,600 Shs      DEFINED    1        72,600
MICROSOFT CORP.               COM              594918104   $ 5,957   199,510 Shs      DEFINED    1       199,510
NTT DOCOMO INC                SPON ADR         62942M201   $ 1,560    98,300 Shs      DEFINED    1        98,300
NOKIA CORP                    SPON ADR         654902204   $ 4,265   209,915 Shs      DEFINED    1       209,915
NORTEL NETWORKS CORP NEW      COM              656568508  $ 29,613 1,103,307 Shs      DEFINED    1     1,103,307
NOVA CHEMICALS CORP.          COM              66977W109  $ 29,833 1,069,770 Shs      DEFINED    1     1,069,770
PETRO-CDA                     COM              71644E102  $ 23,950   584,540 Shs      DEFINED    1       584,540
PFIZER INC                    COM              717081103   $ 5,503   212,500 Shs      DEFINED    1       212,500
PIONEER NATURAL RESOURCES CO. COM              723787107   $ 1,917    48,300 Shs      DEFINED    1        48,300
RADIOSHACK CORP               COM              750438103   $ 3,105   185,100 Shs      DEFINED    1       185,100
ROGERS COMMUNICATIONS INC     CL B             775109200  $ 17,662   593,180 Shs      DEFINED    1       593,180
SAFEWAY INC                   COM NEW          786514208   $ 3,183    92,120 Shs      DEFINED    1        92,120
SANOFI AVENTIS                SPON ADR         80105N105   $ 1,500    32,500 Shs      DEFINED    1        32,500
SHAW COMMUNICATIONS           CL B CONV        82028K200  $ 14,356   453,300 Shs      DEFINED    1       453,300
SIEMENS AG                    SPON ADR         826197501   $ 1,714    17,400 Shs      DEFINED    1        17,400
STRYKER CORP                  COM              863667101   $ 2,586    46,940 Shs      DEFINED    1        46,940
SUN LIFE FINL INC.            COM              866796105  $ 23,949   565,900 Shs      DEFINED    1       565,900
3M CO                         CALL             88579Y101   $ 5,361    68,800 Shs      DEFINED    1        68,800
TALISMAN ENERGY INC           COM              87425E103  $ 32,077 1,888,040 Shs      DEFINED    1     1,888,040
THOMSON CORP                  COM              884903105  $ 31,983   770,440 Shs      DEFINED    1       770,440
TIMBERLAND CO                 CL A             887100105   $ 4,571   144,750 Shs      DEFINED    1       144,750
TORONTO DOMINION BK ONT       COM NEW          891160509  $ 42,698   713,720 Shs      DEFINED    1       713,720
TOTAL S A                     SPON ADR         89151E109   $ 3,442    47,859 Shs      DEFINED    1        47,859
TRANSALTA CORP                COM              89346D107  $ 13,294   581,600 Shs      DEFINED    1       581,600
UNITED TECHNOLOGIES CORP      COM              913017109   $ 4,620    73,900 Shs      DEFINED    1        73,900
VERIZON COMMUNICATIONS        COM              92343V104   $ 2,979    80,000 Shs      DEFINED    1        80,000

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